Share-based payment - Schedule of Share-Based Payment Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
IFRS 2 Listing Expense	$ 9,841	$ 5,393	$ 9,909
Selling, general and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
IFRS 2 Listing Expense	7,257	5,131	7,128
Research and development expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
IFRS 2 Listing Expense	$ 2,584	$ 262	$ 2,781